ROPES & GRAY LLP 1211 AVENUE OF THE AMERICAS NEW YORK, NY 10036-8704 WWW.ROPESGRAY.COM

August 20, 2021	Matthew C. Micklavzina T +1 212 841 8849 matthew.micklavzina@ropesgray.com

BY Edgar

Securities and Exchange Commission Division of Investment Management 100 F Street, N.E. Washington, D.C. 20549

Re: BondBloxx ETF Trust (the “Trust”)

Ladies and Gentlemen:

We are filing today via EDGAR a Registration Statement on Form N-1A pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of BondBloxx ETF Trust, a Delaware Statutory Trust.

We filed a Form N-8A for the Trust earlier today.

Additional information regarding the Trust, as well as the remaining exhibits to the Registration Statement, will be filed by amendment.

Please direct any questions regarding this filing to me at (212) 841-8849. Thank you for your attention to this matter.

Very truly yours,

/s/ Matthew Micklavzina

Matthew Micklavzina

cc:	Edward Baer
Leland Clemons, Jr.
Elya Schwartzman